Cost Optimization Programs (Tables)	12 Months Ended
Mar. 02, 2013
Schedule of Company's Cost Optimization Charge	The CORE charges incurred in fiscal 2013 were as follows:

Cost of sales	$96
Research and development	27
Selling, marketing and administration	97

Total program charge	$220

Components of Company's Loss from Discontinued Operations

The following table sets forth the components of the Company’s loss from discontinued operations presented on its consolidated statements of operations:

	For the year ended
	March 2, 2013	March 3, 2012

Revenues from discontinued operations	$33	$12

Loss from discontinued operations, before tax	(20)	(7)
Loss on disposal of discontinued operation	(3)	—
Income tax recovery	5	—

Loss from discontinued operations, net of tax	$(18)	$(7)

Cost Optimization and Resource Efficiency Program [Member]
Schedule of Company's Cost Optimization Program

The following table sets forth the activity in the Company’s CORE program for fiscal 2013:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Total
Balance as at March 3, 2012	$—	$—	$—	$—
Charges incurred	123	32	65	220
Cash payments made	(114)	(14)	(63)	(191)

Balance as at March 2, 2013	$9	$18	$2	$29

Cost Optimization Program [Member]
Schedule of Company's Cost Optimization Program

The following table sets forth the activity in the Company’s 2012 Cost Optimization Program for fiscal 2013:

	Employee Termination Benefits	Facilities Costs	Total
Balance as at March 3, 2012	$10	$44	$54
Cash payments made	(10)	(24)	(34)

Balance as at March 2, 2013	$—	$20	$20